GCAT Depositor V LLC ABS-15G

Exhibit 99.50

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	GCAT2026CES1001479	Closed	2026-03-30 13:28	2026-04-25 09:25	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Lender confirmed Gap credit report issued XXXX was used for qualification purposes. Updated FICO scores and qualifying FICO now matches Final 1008. Finding resolved. - Due Diligence Vendor-04/25/2026
Resolved-Validation Resolved - Due Diligence Vendor-04/25/2026
Ready for Review-Document Uploaded. Please see Credit Refresh with qualifying FICO XXXX matching final 1008.  Please rescind finding, thank you. - Buyer-04/24/2026
Open-Qualifying FICO on the 1008 Page is 'XXXX' or blank, but the Qualifying FICO from the Credit Liabilities Page is 'XXXX' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Most recent 1008 in file shows qualifying FICO of XXXX however upon review of matrix from initial credit report, qualifying FICO is XXXX. Updated 1008 is required. - Due Diligence Vendor-03/30/2026	Resolved-Lender confirmed Gap credit report issued XXXX was used for qualification purposes. Updated FICO scores and qualifying FICO now matches Final 1008. Finding resolved. - Due Diligence Vendor-04/25/2026
 Resolved-Validation Resolved - Due Diligence Vendor-04/25/2026
																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	XXXX	GCAT2026CES1001480	Closed	2026-04-10 02:20	2026-04-20 14:14	Waived	2 - Non-Material	C	B	Compliance	State Reg	WA Prohibited Lender Fees Test	Waived-The state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-04/20/2026
Open- - Due Diligence Vendor-04/15/2026
Open-This loan failed the prohibited lender fees test. (WA RCW §31.04.105)The loan charges a prohibited lender fee. Every licensee may:Agree with the borrower for the payment of fees to third parties other than the licensee who provide goods or services to the licensee in connection with the preparation of the borrower's loan, including, but not limited to, credit reporting agencies, title companies, appraisers, structural and pest inspectors, and escrow companies, when such fees are actually paid by the licensee to a third party for such services or purposes and may include such fees in the amount of the loan. However, no charge may be collected unless a loan is made, except for reasonable fees properly incurred for a credit report and in connection with the appraisal of property by a qualified, independent, professional, third-party appraiser selected by the borrower and approved by the lender or in the absence of borrower selection, selected by the lender.Collect at the time of the loan closing up to but not exceeding forty-five days of prepaid interest.Sell insurance covering real and personal property, covering the life or disability or both of the borrower, and covering the involuntary unemployment of the borrower. Per XXXX the total prohibited fees XXXX- Origination Fees (Loan commitment fee $XXXX , Points $1750).  - Due Diligence Vendor-04/10/2026
Open- - Due Diligence Vendor-04/15/2026
Open- - Due Diligence Vendor-04/10/2026	Waived-The state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-04/20/2026

																				WA	Primary Residence	Refinance	Cash Out - Other	XXXX	Investor Post-Close	No